Submission	Mar. 24, 2026
Submission [Line Items]
Central Index Key	0001852317
Registrant Name	Fidelity Wise Origin Bitcoin Fund
Registration File Number	333-287548
Form Type	R 424I
Submission Type	424I
Fee Exhibit Type	EX-FILING FEES
Issuer Name	Fidelity Wise Origin Bitcoin Fund
Street 1	245 SUMMER STREET
City	BOSTON
State or Country Code	MA
Zip Code	02210
Reporting FY End Date	Dec. 31, 2025